CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2016	Mar. 31, 2015
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	500,000,000	500,000,000
Common stock, issued shares	60,825,914	63,873,222
Common stock, outstanding shares	60,825,914	63,783,222
Common stock in treasury, shares	3,138,525	85,940